Description of the Plan	12 Months Ended
Dec. 31, 2025
SKYWEST, INC. EMPLOYEES' RETIREMENT PLAN
Description of the Plan
Description of the Plan

(1)          Description of the Plan

The following description of the SkyWest, Inc. Employees’ Retirement Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document and summary plan description for a more complete description of the Plan’s provisions.

(a)          General

SkyWest, Inc. (the “Company”, “Plan Sponsor” or “Employer”) adopted the Plan, effective April 1, 1977. The Plan is a defined contribution plan and is intended to be a qualified retirement plan under Section 401(a) of the Internal Revenue Code (“IRC”) of 1986, as amended. It is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan was most recently restated on January 1, 2022.

The Plan was established to provide employees with an opportunity to accumulate funds for retirement or disability and to provide death benefits for employees’ dependents and beneficiaries.

(b)         Eligibility

Employees of the Company are eligible to participate in the Plan other than: non-resident alien employees, leased employees, employees who reside in Puerto Rico, employees who are classified as independent contractors, non-resident aliens without United States source income, cadets, and unpaid interns. An eligible employee, who has enrolled, shall become a participant upon their hire date. Employees must affirmatively elect to participate in the Plan.

(c)          Participant Accounts

Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions; the Company’s matching and discretionary contributions; an allocation of investment earnings, losses and expenses; and is charged with withdrawals. The allocations of investment earnings and losses, and expenses are based on participant account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

(d)          Contributions

Participants elect both the amount of salary reduction contributions and the allocation of such contributions among the various investment alternatives within the Plan. Annual employee contributions cannot exceed the maximum amount allowable under the IRC, which was $23,500 during 2025 ($31,000 for participants age 50 and older and $34,750 for participants age 60 to 63).

Participants may also elect to rollover amounts from other qualified plans into this Plan in accordance with the guidelines required by the Plan and the IRC.

Employees are eligible for the Company match when they have completed one year of service and have enrolled in the Plan. Employees must make contributions to the Plan in order to receive the Company match. During 2025, the Company matched 100% of each eligible participant’s salary deferral contribution up to levels ranging from 2% to 12% of compensation, based on position and years of service. Eligible employees who are SkyWest Airlines Pilot Association (“SAPA”) pilots and SkyWest Charter, LLC (“SWC”) pilots are eligible for non-elective profit sharing contributions ranging from 0% to 20%, based on position and years of service.

Each year the Company may make an additional discretionary matching contribution. Discretionary matching contributions are recorded when authorized by the Company’s Board of Directors. An employee is eligible to receive a discretionary matching contribution if he or she is an eligible employee, has completed one year of service and is employed on the last day of the allocation period. The Company did not make a discretionary match contribution in 2025 or 2024.

Additionally, each year the Company may make a discretionary profit sharing contribution to Plan participants who are not SAPA or SWC pilots. An employee is eligible to receive a discretionary profit sharing contribution if he or she is an eligible employee, has completed two years of service and is employed on the last day of the allocation period. The Company did not make a discretionary profit sharing contribution in 2025 or 2024.

(e)          Participant-Directed Options for Investments

Participants direct the investment of their contributions and the Company matching and discretionary contributions into various investments offered by the Plan. Investment options include mutual funds, common/collective trusts, a stable value fund, a self-directed brokerage account, and a SkyWest, Inc. common stock fund. Participants may change their elections or transfer investments between funds at any time.

Participants in the SkyWest, Inc. common stock fund may direct the sale of the stock and the investment of the resulting proceeds into other investments offered by the Plan.

(f)           Vesting and Payment of Benefits

Participants are immediately vested 100% in their account balances, with the exception of SAPA pilots and SWC first officers hired after October 1, 2022 and mechanics hired after August 26, 2023, who have a three-year service requirement before they are vested in the Company matching contribution. Benefits are normally paid at retirement, disability, death, or other termination of employment. Benefits distributions may be made in a single lump sum payment or in equal installments over a specified period of time. Participants may withdraw funds from the Plan while actively employed subject to specific restrictions set forth in the Plan document.

(g)          Notes Receivable from Participants

The Plan document provides for loans to be made to participants and beneficiaries. The loans bear interest based on a bank borrowing index, have specific repayment terms and must be adequately secured. The Plan permits participants to take loans up to the lesser of $50,000 or 50% of the participant’s vested account balance.

(h)          Forfeited Accounts

Forfeited nonvested accounts are used to reduce Company contributions. For the years ended December 31, 2025 and 2024, forfeited nonvested accounts totaled $126,679 and $79,659, respectively. During 2025, Company contributions were reduced by $88,452.

(i)          Custodian and Recordkeeper

As of December 31, 2025 and 2024, and for the years then ended, Charles Schwab Trust Bank and Schwab Retirement Plan Services, Inc. (collectively “Schwab”) provided the recordkeeping and custodial services for the Plan. Schwab is also the directed trustee of the Plan.

(j)         Parties-in-Interest

The Company, participants and Schwab are considered parties-in-interest to the Plan. The Company’s common stock is an investment option in the Plan through the Common Stock Fund.

(k)           Termination of the Plan

Although it has not expressed any intent to do so, the Company may terminate the Plan at any time subject to the provisions of the Plan and ERISA. If the Plan is terminated, the participants have a non-forfeitable interest in their accounts.